Note 12 - Accrued Interest Payable and Other Liabilities - Components of Accrued Interest Payable and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued interest payable	$ 744	$ 578
Accrued directors' benefits	1,346	1,427
Accrued salary expense	1,058	956
Other	1,692	1,546
Total	$ 4,840	$ 4,507